Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure
Commitments To Extend Credit
	Year ended December 31,

	2011		2010
	Notional	Carrying	Notional	Carrying
	Amount	Amount	Amount	Amount
Commitments to extend credit:
Commercial lines of credit	$138,072	-	101,481	-
Commercial real estate and construction	$37,174	-	31,826	-
Residential real estate at fixed rates	$5,269	-	3,871	-
Home equity lines of credit	$186,902	-	150,085	-
Unsecured personal lines of credit	$16,326	-	16,662	-
Standby and commercial letters of credit	$15,563	(233)	8,180	(127)
Commitments to sell real estate loans	$7,556	-	14,113	-